TAXES RECOVERABLE	9 Months Ended
Sep. 30, 2024
TAXES RECOVERABLE

4. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	September 30, 2024	December 31, 2023
VAT recoverable	$1,550	$3,231
GST recoverable	22	20
Income taxes recoverable	1,920	3,329
	$3,492	$6,580